Offerings	Oct. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share issuable upon conversion of the Series B Preferred Stock in the Private Placement
Amount Registered | shares	29,194,092
Proposed Maximum Offering Price per Unit	0.69
Maximum Aggregate Offering Price	$ 20,143,924.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,781.87
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share issuable on exercise of warrants issued in the Private Placement
Amount Registered | shares	18,975,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 18,975,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,620.44
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share issuable pursuant to the Target Notes
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	0.69
Maximum Aggregate Offering Price	$ 862,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 119.11
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).